THE ALLIANCE FUND

SEMI-ANNUAL REPORT
MAY 31, 1998

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                                        THE ALLIANCE FUND
_______________________________________________________________________________

July 27, 1998

Dear Shareholder:

This semi-annual shareholder report reviews investment results and market activity for The Alliance Fund for the six and 12-month periods ended May 31, 1998. In the following table, the Fund's performance is compared with that of the S&P 400 Midcap Index (S&P 400), which is a measure of mid-cap stock performance, and the Russell 1000 Growth Stock Index, which tracks the performance of large, growth-oriented companies.


INVESTMENT RESULTS
After outperforming its benchmarks in the six and 12-month periods ending November 30, 1997, the Fund has lagged its benchmark in the current reporting period ended May 31, 1998. Large holdings in energy service companies, which were negatively impacted by the sharp decline in the price of oil, was the most important reason for the Fund's relative underperformance.


INVESTMENT RESULTS*
Periods Ended May 31, 1998
                                  TOTAL RETURNS
                              6 MONTHS      12 MONTHS
                              --------      ---------
ALLIANCE FUND
  Class A                       7.31%         28.06%
  Class B                       6.87%         27.04%
  Class C                       6.86%         27.18%

S&P 400 MIDCAP INDEX           12.15%         29.91%

RUSSELL 1000 GROWTH
  STOCK INDEX                  14.70%         28.77%

* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIODS AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE S&P 400 MIDCAP INDEX IS AN UNMANAGED INDEX OF 400 U.S. COMPANIES WHICH ARE CHOSEN FOR THEIR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX REPRESENTING APPROXIMATELY 10% OF THE AGGREGATE MARKET VALUE OF U.S. DOMESTIC COMPANIES. THE RUSSELL 1000 GROWTH STOCK INDEX CONSISTS OF 1000 OF THE LARGEST STOCKS REPRESENTING APPROXIMATELY 87% OF THE U.S. EQUITY MARKET. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.


REVIEW OF INVESTMENT STRATEGY
While The Alliance Fund will continue to make investments across the capitalization spectrum, in large-, mid- and small-cap companies, the portfolio focuses primarily on mid-cap stocks. As of May 31, 1998, the mean and the median market capitalizations of the holdings in the Fund's portfolio were approximately $10 billion and $3 billion, respectively. These statistics are much more comparable to those of a mid-cap index such as the S&P 400, rather than to those of a larger capitalization index such as the S&P 500 Stock Index or the Russell 1000 Growth Stock Index. We continue to attempt to identify the most rapidly growing companies in this mid-cap range, and to buy and hold them at attractive valuation levels.

Currently, we have major stock holdings in the financial services sector such as MBNA Corp., CNA Financial Corp., Legg Mason, Inc., and A.G. Edwards, Inc. We believe that the earnings progress of these companies has been excellent, and that their valuations remain attractive. These holdings positively influenced the Fund's relative performance over the six and 12-month periods ended May 31, 1998.

Your Fund is also heavily overweighted in energy service and airline stocks. As previously mentioned, in recent months energy service stocks negatively impacted relative portfolio returns. However, our airline holdings modestly outperformed as lower oil prices had a positive effect on their cost structure. Going forward, we see airline earnings as quite strong because industry load factors (the percentage of seats occupied and paid for) are extremely high, while aircraft capacity additions are growing relatively slowly. Your Fund's largest holding in the airline sector is Continental Airlines, Inc., a rapidly improving and very profitable air carrier.

Other important changes in your Fund's portfolio included the sale of the entire holding in Teleport Communications Group, Inc. at a substantial gain, after AT&T announced it was acquiring the company. Most of the Fund's Cendant position was sold prior to the disclosure about accounting irregularities and the significant decline in the stock price in April 1998. One of the Fund's larger new purchases was United States Filter Corp., a water


1


                                                              THE ALLIANCE FUND
_______________________________________________________________________________

treatment company which we believe has excellent growth prospects.

CURRENT OUTLOOK
Equity valuations are high by historical measures, while fundamental factors (U.S. economic growth, interest rates, and inflation) remain in very positive territory. Global financial markets continue to be volatile with Asian concerns the key reason for the volatility. Although cognizant of current high valuations for the general U.S. market, we continue to believe good growth opportunities in the mid-cap area are available at reasonable prices. In particular, we remain enthusiastic about the attractive valuations and growth prospects for the stocks in the Fund.

Thank you for your continued interest in The Alliance Fund. We look forward to reporting to you on market activity and your Fund's investment results in the coming periods.

Sincerely,


John D. Carifa
Chairman and President


Alden Stewart
Executive Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                             THE ALLIANCE FUND
_______________________________________________________________________________

The Alliance Fund is an open-end, diversified investment company that seeks long-term growth of capital and income primarily through investments in common stocks. While the Fund normally invests substantially all of its assets in equities that Alliance believes will appreciate in value, it may invest in a variety of securities, including convertible bonds, U.S. Government securities, and other high-quality instruments. The Fund has the flexibility to invest without limit in foreign securities.


INVESTMENT RESULTS
_______________________________________________________________________________

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 1998

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      28.06%         22.68%
Five Years                    18.98%         17.95%
Ten Years                     16.95%         16.45%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      27.04%         23.30%
Five Years                    17.96%         17.96%
Since Inception*              16.88%         16.88%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      27.18%         26.25%
Five Years                    17.98%         17.98%
Since Inception*              18.90%         18.90%


SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (MARCH 31,
1998)

                              CLASS A        CLASS B        CLASS C
                             ---------      ---------      ---------
1 Year                         43.57%         44.73%         47.88%
5 Years                        19.34%         19.38%          n/a
10 Years                       17.27%          n/a            n/a


The Fund's investment results represent Average Annual Total Returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class.

SEC Average Annual Total Returns as of the most recent quarter-end reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges and applicable contingent deferred sales charges.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*    Since Inception: 3/4/91 Class B; 5/3/93 Class C.

n/a: not applicable.


3


TEN LARGEST HOLDINGS
MAY 31, 1998 (UNAUDITED)                                      THE ALLIANCE FUND
_______________________________________________________________________________

                                                                   PERCENT OF
COMPANY                                           VALUE            NET ASSETS
-------------------------------------------------------------------------------
Continental Airlines, Inc. Cl.B               $78,056,250             5.9%
CNA Financial Corp.                            68,062,500             5.1
MBNA Corp.                                     66,543,750             5.0
Republic Industries, Inc.                      64,025,000             4.8
WorldCom, Inc.                                 59,150,000             4.4
Telephone and Data Systems, Inc.               50,828,750             3.8
Northwest Airlines Corp. Cl.A                  42,899,500             3.2
United States Filter Corp.                     38,046,875             2.9
Diamond Offshore Drilling, Inc.                34,807,500             2.6
Noble Drilling Corp.                           32,450,000             2.4
                                             $534,870,125            40.1%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                                                           SHARES*
                                              ---------------------------------
                                                                 HOLDINGS
PURCHASES                                         BOUGHT         5/31/98
-------------------------------------------------------------------------------
Altera Corp.                                      310,000          310,000
ASM Lithography Holding NV                        500,000          500,000
BJ Services Co.                                   400,000          400,000
Carnival Corp. Cl.A                               410,000          410,000
Intuit, Inc.                                      520,000          520,000
Mirage Resorts, Inc.                              550,000          550,000
Noble Drilling Corp.                              575,000        1,100,000
Royal Caribbean Cruises, Ltd.                     460,000          460,000
UAL Corp.                                         150,000          150,000
United States Filter Corp.                        995,000        1,250,000


                                                                  HOLDINGS
SALES                                              SOLD           5/31/98
-------------------------------------------------------------------------------
ADC Telecommunications, Inc.                      620,000          100,000
Baker Hughes, Inc.                                420,000               -0-
Cendant Corp.                                     900,000          100,000
Halliburton Co.                                 1,220,000               -0-
Loews Corp.                                       240,000          120,000
Merrill Lynch & Co., Inc.                         460,000          200,000
Morgan Stanley, Dean Witter & Co.                 540,000          360,000
Schlumberger, Ltd.                                230,000               -0-
Teleport Communications Group, Inc. Cl.A        1,250,000               -0-
Travelers Group, Inc.                             700,000               -0-


*    Adjusted for stock splits.


4


PORTFOLIO OF INVESTMENTS
MAY 31, 1998 (UNAUDITED)                                      THE ALLIANCE FUND
_______________________________________________________________________________

COMPANY                                        SHARES           VALUE
-------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-98.8%
CONSUMER SERVICES-22.6%
AIRLINES-11.7%
British Airways Plc. (ADR) (a)                   40,000   $    4,205,000
Continental Airlines, Inc. Cl.B (b)           1,380,000       78,056,250
KLM Royal Dutch Air                             275,000       10,707,812
Northwest Airlines Corp. Cl.A (b)               952,000       42,899,500
Southwest Airlines Co.                          325,000        8,673,438
UAL Corp. (b)                                   150,000       11,915,625
                                                             ------------
                                                             156,457,625

APPAREL-0.9%
Abercrombie & Fitch Co. Cl.A (b)                 64,500        2,725,125
Nautica Enterprises, Inc. (b)                   250,000        7,312,500
Wolverine World Wide, Inc.                      104,700        2,584,781
                                                             ------------
                                                              12,622,406

BROADCASTING & CABLE-0.2%
Scripps E.W. Co. Cl.A                            60,000        3,172,500
TCI Group Series A (b)                            2,959          101,531
                                                             ------------
                                                               3,274,031

ENTERTAINMENT & LEISURE-5.7%
Carnival Corp. Cl.A                             410,000       27,777,500
Mirage Resorts, Inc. (b)                        550,000       11,446,875
Pep Boys Manny, Moe & Jack                      200,000        4,450,000
Royal Caribbean Cruises, Ltd.                   460,000       32,056,250
                                                             ------------
                                                              75,730,625

RESTAURANTS & LODGING-1.7%
Extended Stay America, Inc. (b)               1,000,000       11,000,000
Host Marriott Corp. (b)                         520,000       10,010,000
Suburban Lodges of America, Inc. (b)             70,000        1,124,375
                                                             ------------
                                                              22,134,375

RETAIL - GENERAL MERCHANDISE-2.2%
Circuit City Stores, Inc. -CarMax Group (b)     550,000        5,328,125
Corrections Corp. of America (b)                100,000        2,275,000
Dickson Concepts International, Ltd. (c)        293,000          380,004
Staples, Inc. (b)                               250,000        6,281,250
The Limited, Inc.                               225,000        7,481,250
Tiffany & Co.                                   150,000        7,181,250
                                                             ------------
                                                              28,926,879

MISCELLANEOUS-0.2%
Cendant Corp. (b)                               100,000        2,168,750
                                                             ------------
                                                             301,314,691

FINANCE-21.5%
BANKING - REGIONAL-0.1%
PBOC Holdings, Inc. (b)                          70,000          988,750

BROKERAGE & MONEY MANAGEMENT-6.6%
Edwards (A.G.), Inc.                            460,000       18,601,250
Legg Mason, Inc.                                400,000       24,125,000
Merrill Lynch & Co., Inc.                       200,000       17,900,000
Morgan Stanley, Dean Witter & Co.               360,000       28,102,500
                                                             ------------
                                                              88,728,750

INSURANCE-7.1%
CNA Financial Corp. (b)                         450,000       68,062,500
IPC Holdings Ltd.                               112,100        3,355,993


5


PORTFOLIO OF INVESTMENTS (CONTINUED)                          THE ALLIANCE FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
Life Re Corp.                                   274,600   $   20,217,425
NAC Re Corp.                                     63,300        2,955,319
                                                             ------------
                                                              94,591,237

REAL ESTATE-1.5%
Boston Properties, Inc.                         325,000       11,050,000
Excel Legacy Corp. (b)                          158,000          809,750
Excel Realty Trust, Inc.                        158,000        4,305,500
Impac Mortgage Holdings, Inc.                   187,500        2,941,406
Imperial Credit Commercial Mortgage Investment   50,000          692,188
                                                             ------------
                                                              19,798,844

MISCELLANEOUS-6.2%
Associates First Capital Corp. Cl.A             120,000        8,977,500
MBNA Corp.                                    2,100,000       66,543,750
PMI Group, Inc.                                 100,000        7,518,750
                                                             ------------
                                                              83,040,000
                                                             ------------
                                                             287,147,581

ENERGY-11.7%
DOMESTIC INTEGRATED-0.2%
USX-Marathon Group                              100,000        3,500,000

DOMESTIC PRODUCERS-0.5%
Brown (Tom), Inc. (b)                           243,500        4,078,625
Helmerich & Payne, Inc.                          50,000        1,262,500
Union Texas Petroleum Holdings, Inc.             44,700        1,229,250
                                                             ------------
                                                               6,570,375

OIL SERVICE-8.3%
BJ Services Co. (b)                             400,000       13,075,000
Dresser Industries, Inc.                        250,000       11,640,625
Ensco International, Inc.                       160,000        4,050,000
Lukoil Holdings (ADR) (d)
  Common                                         15,000          660,000
  Preferred                                     100,000        1,076,000
Noble Drilling Corp. (b)                      1,100,000       32,450,000
Oceaneering International,Inc. (b)              347,600        7,473,400
Parker Drilling Co. (b)                       1,150,100        9,703,969
Rowan Cos., Inc. (b)                          1,200,000       30,675,000
                                                             ------------
                                                             110,803,994

MISCELLANEOUS-2.7%
AES Corp. (b)                                    20,000          951,250
Diamond Offshore Drilling, Inc.                 728,000       34,807,500
                                                             ------------
                                                              35,758,750
                                                             ------------
                                                             156,633,119

UTILITIES-11.3%
TELEPHONE UTILITY-11.3%
Hyperion Telecommunications, Inc. Cl.A (b)      105,000        1,647,187
Millicom International Cellular, SA (b)(e)      350,000       13,606,250
Nextel Communications, Inc. Cl.A (b)             50,000        1,178,125
Telephone and Data Systems, Inc.              1,161,800       50,828,750
United States Cellular Corp. (b)                780,000       23,936,250
WorldCom, Inc. (b)                            1,300,000       59,150,000
                                                             ------------
                                                             150,346,562

TECHNOLOGY-10.6%
COMMUNICATION EQUIPMENT-0.9%
ADC Telecommunications, Inc. (b)                100,000        2,812,500
Tellabs, Inc. (b)                               140,000        9,620,625
                                                             ------------
                                                              12,433,125

COMPUTER HARDWARE-0.2%
ONSALE, Inc. (b)                                120,000        3,082,500

COMPUTER SERVICES-0.7%
DBT Online, Inc. (b)                            114,000        2,550,750
First Data Corp.                                200,000        6,650,000
                                                             ------------
                                                               9,200,750


6


                                                              THE ALLIANCE FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMPUTER SOFTWARE-3.8%
Checkfree Corp. (b)                             160,000   $    3,630,000
Intuit, Inc. (b)                                520,000       24,635,000
Networks Associates, Inc. (b)                   370,000       22,662,500
                                                             ------------
                                                              50,927,500

NETWORKING SOFTWARE-1.8%
Ascend Communications, Inc. (b)                 300,000       12,956,250
Fore Systems, Inc. (b)                          480,000       10,560,000
                                                             ------------
                                                              23,516,250

SEMI-CONDUCTOR CAPITAL EQUIPMENT-1.5%
ASM Lithography Holding NV (b)(f)               500,000       19,156,250

SEMI-CONDUCTOR COMPONENTS-1.7%
Altera Corp. (b)                                310,000       10,423,750
Xilinx, Inc. (b)                                320,000       12,170,000
                                                             ------------
                                                              22,593,750
                                                             ------------
                                                             140,910,125

CONSUMER MANUFACTURING-7.4%
APPLIANCES-0.2%
Steelcase, Inc.                                  65,000        1,937,812
Sunbeam Corp.                                     2,200           50,463
                                                             ------------
                                                               1,988,275

AUTO & RELATED-5.3%
Dollar Thrifty Automotive Group, Inc. (b)       497,600        7,153,000
Republic Industries, Inc. (b)                 2,600,000       64,025,000
                                                             ------------
                                                              71,178,000

BUILDING & RELATED-0.2%
IRI International Corp. (b)                     200,000        2,587,500

TEXTILE PRODUCTS-1.2%
Tommy Hilfiger Corp. (b)                        239,800       16,126,550

MISCELLANEOUS-0.5%
Industrie Natuzzi SpA (ADR) (g)                 209,800        6,136,650
                                                             ------------
                                                              98,016,975

HEALTH CARE-7.0%
BIOTECHNOLOGY-5.9%
Alkermes, Inc. (b)                               50,000        1,093,750
  6.50% cv. pfd. (h)                            100,000        4,775,000
Centocor, Inc. (b)                              746,700       29,121,300
GelTex Pharmaceuticals, Inc. (b)                500,000       11,531,250
Genzyme Corp. (b)                               150,000        4,106,250
IDEC Pharmaceuticals Corp. (b)                   91,700        2,888,550
MedImmune, Inc. (b)                             510,000       25,436,250
                                                             ------------
                                                              78,952,350

MEDICAL PRODUCTS-0.6%
Boston Scientific Corp. (b)                     120,000        7,650,000

MEDICAL SERVICES-0.5%
Columbia/HCA Healthcare Corp.                   225,000        7,354,687
                                                             ------------
                                                              93,957,037

CAPITAL GOODS-3.3%
ELECTRICAL EQUIPMENT-0.5%
Philips Electronics NV (ADR) (f)                 45,000        4,280,625
Western Wireless Corp. Cl.A (b)                 120,000        2,220,000
                                                             ------------
                                                               6,500,625

MISCELLANEOUS-2.8%
United States Filter Corp. (b)                1,250,000       38,046,875
                                                             ------------
                                                              44,547,500


7


PORTFOLIO OF INVESTMENTS (CONTINUED)                          THE ALLIANCE FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------

CONSUMER STAPLES-1.4%
FOOD-0.5%
Tyson Foods, Inc. Cl.A                          300,000   $    6,337,500

TOBACCO-0.8%
Loews Corp.                                     120,000       10,890,000

MISCELLANEOUS-0.1%
Genesis Direct, Inc. (b)                        150,000        1,743,750
                                                             ------------
                                                              18,971,250

TRANSPORTATION-0.8%
MISCELLANEOUS-0.8%
Knightsbridge Tankers, Ltd.                     175,000        5,053,125
OMI Corp. (b)                                   600,000        5,512,500
                                                             ------------
                                                              10,565,625

MULTI INDUSTRY COMPANIES-0.8%
Culligan Water Technologies, Inc. (b)            40,000        2,232,500
Dynex Capital, Inc.                             150,000        1,790,625
U.S. Industries, Inc.                           230,000        6,066,250
                                                             ------------
                                                              10,089,375

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)             VALUE
-------------------------------------------------------------------------

BASIC INDUSTRIES-0.4%
CHEMICALS-0.2%
AKZO Nobel NV (f)                                15,000   $    3,134,184

CONTAINERS-0.2%
Owens-Illinois, Inc. (b)                         50,000        2,246,875
                                                             ------------
                                                               5,381,059

Total Common & Preferred Stocks
  (cost $1,125,822,988)                                    1,317,880,899

SHORT-TERM INVESTMENT-1.1%
COMMERCIAL PAPER-1.1%
Prudential Funding Corp. 5.55%, 6/01/98
  (amortized cost $14,960,000)                  $14,960       14,960,000

TOTAL INVESTMENTS-99.9% (cost $1,140,782,988)              1,332,840,899
Other assets less liabilities-0.1%                               693,917

NET ASSETS-100%                                           $1,333,534,816



(a)  Country of origin--United Kingdom

(b)  Non-income producing security.

(c)  Country of origin--Hong Kong.

(d)  Country of origin--Russia.

(e)  Country of origin--Luxembourg.

(f)  Country of origin--Netherlands.

(g)  Country of origin--Italy.

(h) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1998, this security amounted to $4,775,000 or 0.4% of net assets.

     Glossary:
     ADR - American Depositary Receipt.

     See notes to financial statements.


8


STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998 (UNAUDITED)                                      THE ALLIANCE FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $1,140,782,988)   $  1,332,840,899
  Cash                                                                   9,853
  Receivable for capital stock sold                                  2,861,776
  Dividends receivable                                                 626,702
  Prepaid expenses                                                      66,355
  Total assets                                                   1,336,405,585

LIABILITIES
  Unclaimed dividends                                                1,005,964
  Management fee payable                                               769,637
  Payable for capital stock redeemed                                   462,045
  Distribution fee payable                                             319,906
  Payable for investment securities purchased                           43,138
  Accrued expenses                                                     270,079
  Total liabilities                                                  2,870,769

NET ASSETS                                                    $  1,333,534,816

COMPOSITION OF NET ASSETS
  Capital stock, at par                                       $      1,920,324
  Additional paid-in capital                                     1,027,377,075
  Net investment loss                                               (2,349,544)
  Accumulated net realized gain on investments and foreign
    currency transactions                                          114,529,050
  Net unrealized appreciation of investments                       192,057,911
                                                              $  1,333,534,816

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($1,188,742,028 / 169,880,405 shares of capital stock
    issued and outstanding)                                              $7.00
  Sales charge--4.25% of public offering price                             .31
  Maximum offering price                                                 $7.31

  CLASS B SHARES
  Net asset value and offering price per share
    ($99,866,127 / 15,393,433 shares of capital stock
    issued and outstanding)                                              $6.49

  CLASS C SHARES
  Net asset value and offering price per share
    ($30,979,987 / 4,766,330 shares of capital stock
    issued and outstanding)                                              $6.50

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($13,946,674 / 1,992,271 shares of capital stock issued
    and outstanding)                                                     $7.00


See notes to financial statements.


9


STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)                     THE ALLIANCE FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes
    withheld of $32,976)                         $   4,370,057
  Interest                                             273,064   $   4,643,121

EXPENSES
  Management fee                                     4,408,743
  Distribution fee - Class A                         1,203,653
  Distribution fee - Class B                           436,662
  Distribution fee - Class C                           121,543
  Transfer agency                                      457,738
  Custodian                                            117,317
  Printing                                              75,798
  Administrative                                        66,737
  Taxes                                                 34,445
  Registration                                          27,099
  Audit and legal                                       16,465
  Directors' fees                                       14,422
  Miscellaneous                                         12,043
  Total expenses                                                     6,992,665
  Net investment loss                                               (2,349,544)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                     132,796,339
  Net realized loss on foreign currency
    transactions                                                       (10,489)
  Net change in unrealized appreciation of
    investments                                                    (39,706,354)
  Net gain on investments and foreign currency
    transactions                                                    93,079,496

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $  90,729,952


See notes to financial statements.


10


STATEMENT OF CHANGES IN NET ASSETS                            THE ALLIANCE FUND
_______________________________________________________________________________

                                         SIX MONTHS ENDED          YEAR ENDED
                                            MAY 31, 1998           NOVEMBER 30,
                                             (UNAUDITED)               1997
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment loss                     $    (2,349,544)     $    (3,938,274)
  Net realized gain on investments
    and foreign currency transactions         132,785,850          312,544,907
  Net change in unrealized
    appreciation of investments and
    foreign currency denominated
    assets and liabilities                    (39,706,354)           4,067,927
  Net increase in net assets from
    operations                                 90,729,952          312,674,560

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                                            -0-          (2,584,179)
    Advisor Class                                      -0-              (4,914)
  Net realized gain on investments
    Class A                                  (297,697,708)        (136,315,610)
    Class B                                   (19,042,143)          (6,355,169)
    Class C                                    (5,056,456)          (1,970,589)
    Advisor Class                              (2,587,444)            (148,119)

CAPITAL STOCK TRANSACTIONS
  Net increase                                266,146,613           77,246,571
  Total increase                               32,492,814          242,542,551

NET ASSETS
  Beginning of year                         1,301,042,002        1,058,499,451
  End of period                           $ 1,333,534,816      $ 1,301,042,002


See notes to financial statements.


11


NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998 (UNAUDITED)                                      THE ALLIANCE FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
The Alliance Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class Cshares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment


12


                                                              THE ALLIANCE FUND
_______________________________________________________________________________

company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


NOTE B: MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the management agreement, the Fund pays Alliance Capital Management L.P. (the "Manager"), a fee at an annual rate of .75% on the first $500 million of average daily net assets, .65% on the next $500 million of average daily net assets and .55% on average daily net assets in excess of $1 billion. The fee is accrued daily and paid monthly.

Pursuant to the management agreement, the Fund paid $66,737 to the Manager representing the cost of certain legal and accounting services provided to the Fund by the Manager for the six months ended May 31, 1998.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Manager, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $290,755 for the six months ended May 31, 1998.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Manager, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $62,385 from the sale of Class A shares and $55,177 and $6,205 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended May 31, 1998.

Brokerage commissions paid on investment transactions for the six months ended May 31, 1998 amounted to $1,896,392, of which $45,930 was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Manager.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $4,967,632 and $1,134,375, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accor-


13


NOTES TO FINANCIAL STATEMENTS (CONTINUED)                     THE ALLIANCE FUND
_______________________________________________________________________________

dance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Manager may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $701,022,062 and $776,827,706, respectively, for the six months ended May 31, 1998. There were no purchases or sales of U.S. government or government agency obligations for the six months ended May 31, 1998. At May 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $223,891,451 and gross unrealized depreciation of investments was $31,833,540, resulting in net unrealized appreciation of $192,057,911.


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MAY 31, 1998   NOVEMBER 30,   MAY 31, 1998    NOVEMBER 30,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold           10,021,336     6,987,684   $  70,316,506   $  57,214,484
Shares issued in
  reinvestment of
  dividends and
  distributions       36,393,592    16,635,560     236,558,392     106,301,324
Shares converted
  from Class B           162,399       212,659       1,628,045       1,657,992
Shares redeemed      (14,867,541)  (15,229,370)   (106,799,898)   (116,622,533)
Net increase          31,709,786     8,606,533   $ 201,703,045   $  48,551,267

CLASS B
Shares sold            5,443,151     4,424,115   $  36,044,340   $  33,748,548
Shares issued in
  reinvestment of
  distributions        2,936,100       865,292      17,763,458       5,287,064
Shares converted
  to Class A            (169,814)     (223,476)     (1,628,045)     (1,657,992)
Shares redeemed       (1,359,585)   (2,525,999)     (8,533,711)    (18,835,577)
Net increase           6,849,852     2,539,932   $  43,646,042   $  18,542,043

CLASS C
Shares sold            9,989,844     2,634,424   $  67,037,738   $  20,389,284
Shares issued in
  reinvestment of
  distributions          783,096       248,536       4,745,568       1,518,562
Shares redeemed       (8,292,651)   (2,472,942)    (55,837,625)    (19,320,033)
Net increase           2,480,289       410,018   $  15,945,681   $   2,587,813


14


                                                              THE ALLIANCE FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MAY 31, 1998   NOVEMBER 30,  MAY 31, 1998    NOVEMBER 30,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
ADVISOR CLASS
Shares  sold           1,138,387     2,621,487     $ 7,486,403   $  21,634,966
Shares issued in
  reinvestment of
  dividends and
  distributions          394,506        22,857       2,560,345         145,601
Shares redeemed         (722,454)   (1,602,903)     (5,194,903)    (14,215,119)
Net increase             810,439     1,041,441     $ 4,851,845   $   7,565,448


15


FINANCIAL HIGHLIGHTS                                          THE ALLIANCE FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS A
                                             ------------------------------------------------------------------------------
                                              SIX MONTHS                                         JANUARY 1, 1994
                                                 ENDED               YEAR ENDED NOVEMBER 30,           TO        YEAR ENDED
                                              MAY 31, 1998   -------------------------------------  NOVEMBER 30, DECEMBER 31,
                                              (UNAUDITED)       1997         1996         1995       1994(A)        1993
                                              -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of
  period                                         $8.70          $7.71        $7.72        $6.63        $6.85        $6.68

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                      (.01)(b)       (.02)(b)      .02          .02(b)       .01          .02
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                     .48           2.09         1.06         2.08         (.23)         .93
Net increase (decrease) in net asset
  value from operations                            .47           2.07         1.08         2.10         (.22)         .95

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                -0-          (.02)        (.02)        (.01)          -0-        (.02)
Distributions from net realized gains            (2.17)         (1.06)       (1.07)       (1.00)          -0-        (.76)
Total dividends and distributions                (2.17)         (1.08)       (1.09)       (1.01)          -0-        (.78)
Net asset value, end of period                   $7.00          $8.70        $7.71        $7.72        $6.63        $6.85

TOTAL RETURN
Total investment return based on net
  asset value (c)                                 7.31%         31.82%       16.49%       37.87%       (3.21)%      14.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $1,188,742     $1,201,435     $999,067     $945,309     $760,679     $831,814
Ratio of expenses to average net assets            .98%(d)       1.03%        1.04%        1.08%        1.05%(d)     1.01%
Ratio of net investment income (loss) to
  average net assets                              (.29)%(d)      (.29)%        .30%         .31%         .21%(d)      .27%
Portfolio turnover rate                             53%           158%          80%          81%          63%          66%


See footnote summary on page 19.


16


                                                              THE ALLIANCE FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                        JANUARY 1, 1994
                                               ENDED            YEAR ENDED NOVEMBER 30,               TO      YEAR ENDED
                                             MAY 31, 1998  ----------------------------------  NOVEMBER 30,  DECEMBER 31,
                                            (UNAUDITED)      1997         1996         1995         1994(A)      1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning
  of period                                    $8.25        $7.40        $7.49        $6.50        $6.76        $6.64

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.04)(b)     (.08)(b)     (.01)        (.03)(b)     (.03)        (.03)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                   .45         1.99          .99         2.02         (.23)         .91
Net increase (decrease) in net asset
  value from operations                          .41         1.91          .98         1.99         (.26)         .88

LESS: DISTRIBUTIONS
Distributions from net realized gains          (2.17)       (1.06)       (1.07)       (1.00)          -0-        (.76)
Net asset value, end of period                 $6.49        $8.25        $7.40        $7.49        $6.50        $6.76

TOTAL RETURN
Total investment return based on net
  asset value (c)                               6.87%       30.74%       15.47%       36.61%       (3.85)%      13.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $99,866      $70,461      $44,450      $31,738      $18,138      $12,402
Ratio of expenses to average net assets         1.80%(d)     1.85%        1.87%        1.90%        1.89%(d)     1.90%
Ratio of net investment loss to
  average net assets                           (1.09)%(d)   (1.12)%       (.53)%       (.53)%       (.60)%(d)    (.64)%
Portfolio turnover rate                           53%         158%          80%          81%          63%          66%


See footnote summary on page 19.


17


FINANCIAL HIGHLIGHTS (CONTINUED)                              THE ALLIANCE FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                       JANUARY 1, 1994      MAY 3,
                                               ENDED               YEAR ENDED NOVEMBER 30,          TO         1993(E) TO
                                            MAY 31, 1998  -----------------------------------  NOVEMBER 30,   DECEMBER 31,
                                            (UNAUDITED)      1997         1996         1995        1994(A)      1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning
  of period                                    $8.26        $7.41        $7.50        $6.50        $6.77        $6.67

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.04)(b)     (.08)(b)     (.02)        (.03)(b)     (.03)        (.02)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                   .45         1.99         1.00         2.03         (.24)         .88
Net increase (decrease) in net asset
  value from operations                          .41         1.91          .98         2.00         (.27)         .86

LESS: DISTRIBUTIONS
Distributions from net realized gains          (2.17)       (1.06)       (1.07)       (1.00)          -0-        (.76)
Net asset value, end of period                 $6.50        $8.26        $7.41        $7.50        $6.50        $6.77

TOTAL RETURN
Total investment return based on net
  asset value (c)                               6.86%       30.72%       15.48%       36.79%       (3.99)%      13.95%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $30,980      $18,871      $13,899      $10,078       $6,230       $4,006
Ratio of expenses to average net assets         1.79%(d)     1.83%        1.86%        1.89%        1.87%(d)     1.94%(d)
Ratio of net investment loss to
  average net assets                           (1.09)%(d)   (1.10)%       (.51)%       (.51)%       (.59)%(d)    (.74)%(d)
Portfolio turnover rate                           53%         158%          80%          81%          63%          66%


See footnote summary on page 19.


18


                                                              THE ALLIANCE FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                       ADVISOR CLASS
                                            ------------------------------------
                                                                      OCTOBER 2,
                                            SIX MONTHS                 1996(E)
                                               ENDED     YEAR ENDED       TO
                                           MAY 31, 1998  NOVEMBER 30, NOVEMBER 30,
                                            (UNAUDITED)     1997         1996
                                            -----------  -----------  -----------
Net asset value, beginning
  of period                                    $8.69        $7.71        $6.99

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                      -0-(b)     (.02)(b)       -0-
Net realized and unrealized gain
  on investments and foreign currency
  transactions                                   .48         2.10          .72
Net increase in net asset
  value from operations                          .48         2.08          .72

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-        (.04)          -0-
Distributions from net realized gains          (2.17)       (1.06)          -0-
Total dividends and distributions              (2.17)       (1.10)          -0-
Net asset value, end of period                 $7.00        $8.69        $7.71

TOTAL RETURN
Total investment return based on net
  asset value (c)                               7.47%       32.00%       10.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $13,947      $10,275       $1,083
Ratio of expenses to average net assets          .79%(d)      .83%         .89%(d)
Ratio of net investment income (loss) to
  average net assets                            (.09)%(d)    (.21)%        .38%(d)
Portfolio turnover rate                           53%         158%          80%


(a)  The Fund changed its fiscal year end from December 31 to November 30.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.


19


                                                              THE ALLIANCE FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
ALDEN M. STEWART, EXECUTIVE VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
RANDALL E. HAASE, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.
     The financial information included therein is taken from the records of the Fund without audit by independent accountants who do not express an opinion thereon.


20


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


21


THE ALLIANCE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHSAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MSARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ALLSR